RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Jun. 30, 2011	Sep. 30, 2010
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
NOTE 7  -        RELATED PARTY TRANSACTIONS

On March 3, 2010, the Company entered into employment agreements with Eliezer Weinberg the Company Chairman of the Board, Shlomo Palas the Company’s CEO and Shmuel Keshet the

Company’s COO for a term of two years. The officers receive monthly remuneration at a gross rate of USD$10,000. The remuneration will increase to a gross monthly rate of USD$15,000 upon the completion of outsourced technical project reports (“PDDs”) for two projects. Each officer was granted stock options to acquire 8,321,917 or nine percent (9%) of common stock in the capital of the Company, exercisable at a par value (see note 9).

The officers and directors of the Company are involved in other business activities and may, in the future, become involved in other business opportunities that become available.

NOTE 2  -  RELATED PARTY TRANSACTIONS

On March 3, 2010, the Company entered into employment agreements with Eliezer Weinberg the Company Chairman of the Board, Shlomo Palas the Company’s CEO and Shmuel Keshet the Company’s COO for a term of two years. The officers receive monthly remuneration at a gross rate of USD$10,000. The remuneration will increase to a gross monthly rate of USD$15,000 upon the completion of outsourced technical project reports (“PDDs”) for two projects. Each officer was granted stock options to acquire 8,321,917 or nine percent (9%) of common stock in the capital of the Company, exercisable at a par value (see note 7).

The officers  and  directors  of the Company are  involved  in other  business activities  and  may,  in  the future, become involved  in other business opportunities  that  become available.